Equity - Schedule of Consolidation Elimination Adjustments (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Statements of Financial Position
Total net assets (liabilities)	$ 3,317,789	$ 3,325,221
Accumulated non-controlling interest	874	77,711	$ 69,087	$ 94,445
Non controlling Interest [Member]
Summary Statements of Financial Position
Accumulated non-controlling interest	874	77,711
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Summary Statements of Financial Position
Current assets	4,790,182	6,084,224
Current liabilities	(2,919,490)	(4,021,720)
Net current assets (liabilities)	1,870,692	2,062,504
Non-current assets	665,911	712,102
Non-current liabilities	(2,199,580)	(2,203,537)
Net non-current assets (liabilities)	(1,533,669)	(1,491,435)
Total net assets (liabilities)	337,023	571,069
Accumulated non-controlling interest	$ 874	$ 77,711